Convertible Redeemable Preferred Shares - Schedule of company's preferred shares activities (Detail) ¥ in Thousands, $ in Thousands	10 Months Ended	12 Months Ended
	Oct. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Apr. 17, 2018 shares
Series A Preferred Shares
Amount, Beginning balance	¥ 460,652		¥ 460,652
Amount, Accretions of preferred shares to redemption value		$ 5,156	¥ 35,893	¥ 30,311
Amount, Ending balance				¥ 460,652
Series A convertible redeemable preferred shares [Member]
Series A Preferred Shares
Number of shares (in thousands), Beginning balance | shares	6,815,000	6,815,000	6,815,000
Number of shares (in thousands), Issuance of preferred shares | shares				6,815,000	6,814,815
Number of shares (in thousands), Ending balance | shares				6,815,000
Amount, Beginning balance	¥ 460,652		¥ 460,652
Amount, Issuance of preferred shares				¥ 430,341
Amount, Accretions of preferred shares to redemption value	¥ 35,893			30,311
Amount, Ending balance				¥ 460,652
IPO [Member] | Series A convertible redeemable preferred shares [Member]
Series A Preferred Shares
Number of shares (in thousands), Conversion into Class A ordinary shares upon IPO | shares	(6,815,000)
Amount, Conversion into Class A ordinary shares upon IPO	¥ (496,545)